Condensed Statements of Operations - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
General and administrative	2,504	188	825	1,159	180
Accretion Expense	47,172
Total operating expenses	49,676	188	825	1,159	180
Operating income (loss)	(49,676)	(188)	(825)	(1,159)	(180)
Non-operating (income) expense
Loss from Equity Method Investment in the Joint Venture	104,497	65,805	43,103	70,487	58,680
(Gain) Loss on Sale of Interests in the Joint Venture		(661)		(661)	(14)
Management fee income	(1,648)	(188)	(825)	(378)	(180)
Interest expense	1,246
Interest income	(1,245)
Amortization of debt discount and issuance costs	403
Unrealized (gain) loss on forward purchase contract	(71,649)
Total non-operating(income) expense	31,604	64,956	42,278	69,448	58,486
Income (loss) before income tax provision (benefit)	(81,280)	(65,144)	(43,103)	(70,607)	(58,666)
Income tax provision (benefit)	(564)	(16,664)	(16,809)	(18,595)	(119,621)
Net income (loss)	$ (80,716)	$ (48,480)	$ (26,294)	$ (52,012)	$ 60,955
Net income (loss) per share:
Basic	$ (0.67)	$ (0.64)	$ (3.18)	$ (0.69)	$ 0.81
Diluted	$ (0.67)	$ (0.64)	$ (3.18)	$ (0.69)	$ 0.78
Weighted average common shares outstanding (see Note 5:
Basic	120,657,859	75,525,645	8,268,077	75,513,130	75,590,613
Diluted	120,657,859	75,525,645	8,268,077	75,513,130	77,801,096